Financial Risk Management - Schedule of Contractual Undiscounted Cash Flows Analysed by Maturity and Currency (Parenthetical) (Detail) £ in Millions	Dec. 31, 2024 GBP (£)
Disclosure Of Undiscounted Cash Flows Financial Assets Liabilities [line items]
Bonds Issued On Discounted Basis	£ 1,219
Sterling [member]
Disclosure Of Undiscounted Cash Flows Financial Assets Liabilities [line items]
Bonds Issued On Discounted Basis	967
Euro [member]
Disclosure Of Undiscounted Cash Flows Financial Assets Liabilities [line items]
Bonds Issued On Discounted Basis	252
Later than five years [member]
Disclosure Of Undiscounted Cash Flows Financial Assets Liabilities [line items]
Bonds Issued On Discounted Basis	807
Later than one months and not later than one year [member]
Disclosure Of Undiscounted Cash Flows Financial Assets Liabilities [line items]
Bonds Issued On Discounted Basis	284
Later than one year and not later than five years [member]
Disclosure Of Undiscounted Cash Flows Financial Assets Liabilities [line items]
Bonds Issued On Discounted Basis	£ 128